Income Tax - Summary of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset
Net operating loss carryforwards	$ 24,764	$ 28,450
Sec. 163(j) carryforward	4,661	2,780
Accruals and reserves	2,155	6,592
Deferred revenue	539	147
Capital loss carryforward	3,368
Other deferred tax assets	1,284	1,101
Revenue reserve		1,061
Total deferred tax assets	36,771	40,131
Valuation allowance	(35,874)	(38,873)
Deferred tax asset, net of allowance	897	1,258
Deferred tax liabilities
Basis difference in intangibles	(895)	(1,215)
Other deferred tax liabilities	(2)	(43)
Total deferred tax liabilities	(897)	(1,258)
Net deferred tax liabilities